COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS
Schedule of Future Minimum Concession Fee Payments

Future minimum concession fee payments under non-cancellable concession right agreements for all airlines were as follows:

Year ended December 31,
2021	$12,072
2022	10,151
2023	8,562
2024	4,506
2025	4,506
Total	$39,797